Related Party Transactions (Details Narrative) - United Mineral Services Ltd [Member]	Mar. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Business acquisition percentage	100.00%
Aggregate acquisition costs	$ 504,295
Third-party costs reimbursed percentage	5.00%